UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza, Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     July 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $220,860 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     8320   176155 SH       SOLE                   176155        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      551     4981 SH       SOLE                     4981        0        0
ISHARES TR                     S&P 500 INDEX    464287200    10462    79003 SH       SOLE                    79003        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1223    25687 SH       SOLE                    25687        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2782    46265 SH       SOLE                    46265        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     5334   111697 SH       SOLE                   111697        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     6025    83086 SH       SOLE                    83086        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    11748   172056 SH       SOLE                   172056        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     3046    41499 SH       SOLE                    41499        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     7320    77174 SH       SOLE                    77174        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     8626    83334 SH       SOLE                    83334        0        0
ISHARES TR                     BARCLYS INTER CR 464288638     1312    12304 SH       SOLE                    12304        0        0
ISHARES TR                     US PFD STK IDX   464288687     8623   217431 SH       SOLE                   217431        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      419     8186 SH       SOLE                     8186        0        0
ISHARES TR                     MSCI VAL IDX     464288877     2184    41724 SH       SOLE                    41724        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747    12358   120715 SH       SOLE                   120715        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     3168   109405 SH       SOLE                   109405        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     3419   137684 SH       SOLE                   137684        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9655   169243 SH       SOLE                   169243        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      450    14163 SH       SOLE                    14163        0        0
SPDR SERIES TRUST              WELLS FG PFD ETF 78464A292      258     5631 SH       SOLE                     5631        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     8745   360751 SH       SOLE                   360751        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607     2571    38611 SH       SOLE                    38611        0        0
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     1236    22583 SH       SOLE                    22583        0        0
SPDR SERIES TRUST              BRCLYS INTER ETF 78464A672      476     8001 SH       SOLE                     8001        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      812    10019 SH       SOLE                    10019        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538      229     3370 SH       SOLE                     3370        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1120    14356 SH       SOLE                    14356        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1087    22348 SH       SOLE                    22348        0        0
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF    921943858     1475    38725 SH       SOLE                    38725        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717x867      258     4812 SH       SOLE                     4812        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125     2970    58629 SH       SOLE                    58629        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133    13866   595377 SH       SOLE                   595377        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281     6280   119553 SH       SOLE                   119553        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     7544   123708 SH       SOLE                   123708        0        0
WISDOMTREE TRUST               LRGECP VALUE FD  97717W547     2452    57339 SH       SOLE                    57339        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    15229   279281 SH       SOLE                   279281        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    27938   475694 SH       SOLE                   475694        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760    10698   204827 SH       SOLE                   204827        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     8591   159038 SH       SOLE                   159038        0        0